Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At amortized cost	€ 128,621	€ 152,504
Fair value through PL	3,700	9,198
Fair value through OCI	16,557	31,389
Total book value	148,879	193,092
Total fair value	148,879	193,092
Non-current other financial assets
Disclosure of financial assets [line items]
At amortized cost	32,383	24,105
Fair value through PL	3,700	9,198
Fair value through OCI	16,557	31,389
Total book value	52,641	64,693
Total fair value	52,641	64,693
Current other financial assets
Disclosure of financial assets [line items]
At amortized cost	1,776	601
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	1,776	601
Total fair value	1,776	601
Trade and other receivables
Disclosure of financial assets [line items]
At amortized cost	49,877	44,776
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	49,877	44,776
Total fair value	49,877	44,776
Cash and cash equivalents
Disclosure of financial assets [line items]
At amortized cost	44,585	83,022
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	44,585	83,022
Total fair value	€ 44,585	€ 83,022